Basis of Presentation and Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Basic and Diluted Earnings Per Share
Net Income (Loss)		$ (1,541,916)	$ (1,679,220)	$ (457,546)	$ (6,146,914)	$ (2,854,875)			$ (10,802,111)	$ 5,668,314
Weighted-average shares outstanding	19,373,222			19,225,159			19,289,948	18,998,504	19,058,110	18,834,339
Basic	$ 0.04			$ (0.02)			$ (0.13)	$ (0.5)	$ (0.57)	$ 0.3
Weighted-average shares used in the calculation of diluted earnings per share	19,600,076			19,225,159			19,289,948	18,998,504	19,058,110	19,490,479
Diluted	$ 0.04			$ (0.02)			$ (0.13)	$ (0.5)	$ (0.57)	$ 0.29
Basic [Member]
Basic and Diluted Earnings Per Share
Net Income (Loss)	$ 788,012			$ (457,546)			$ (2,433,124)	$ (9,459,549)
Weighted-average shares outstanding	19,373,222			19,225,159			19,289,948	18,998,504
Basic	$ 0.04			$ (0.02)			$ (0.13)	$ (0.5)
Diluted [Member]
Basic and Diluted Earnings Per Share
Net Income (Loss)	$ 788,012			$ (457,546)			$ (2,433,124)	$ (9,459,549)
Weighted-average shares outstanding	19,373,222			19,225,159			19,289,948	18,998,504
Effect of diluted securities - stock options	226,854			0			0	0
Weighted-average shares used in the calculation of diluted earnings per share	19,600,076			19,225,159			19,289,948	18,998,504
Diluted	$ 0.04			$ (0.02)			$ (0.13)	$ (0.5)